Liquidity, Going Concern and Other Uncertainties (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Liquidity, Going Concern and Other Uncertainties (Textual)
Accumulated deficit	$ (22,903,612)	$ (20,626,799)	$ (12,035,370)